Inventories (Tables)	9 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Components of Inventories

Inventories consist of the following:

	As of December 31,		As of September 30, 2013
	2011	2012
	(in thousands)		(unaudited)
Work in progress	$1,354	$3,665	$5,491
Finished goods	5,627	7,451	4,339

	$6,981	$11,116	$9,830